Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ASSET MANAGEMENT FUND
Entity Central Index Key	0000705318
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000189198
Shareholder Report [Line Items]
Fund Name	AAMA Equity Fund
Trading Symbol	AMFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AAMA Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502
Additional Information Phone Number	(800) 701-9502
Additional Information Website	https://www.aamafunds.com/prospectuses-and-reports.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Equity Fund	$61	1.16%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%
AssetsNet	$ 380,831,318
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,967,543
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$380,831,318 Number of Portfolio Holdings39 Advisory Fee $1,967,543 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	66.2%
Exchange-Traded Funds	24.3%
Money Market Funds	3.0%
U.S. Government & Agencies	6.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	2.7%
Money Market	2.9%
Materials	3.3%
Health Care	3.9%
Consumer Discretionary	4.1%
Energy	4.8%
U.S. Treasury Obligations	6.5%
Consumer Staples	6.6%
Financials	7.1%
Communications	7.6%
Industrials	10.5%
Technology	15.7%
Exchange-Traded Funds	24.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	14.1%
iShares Core S&P 500 ETF	10.3%
U.S. Treasury Bills, 3.771%, due 02/03/26	6.5%
Freeport-McMoRan, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
Exxon Mobil Corporation	2.9%
Visa, Inc. - Class A	2.9%
Walmart, Inc.	2.8%
Emerson Electric Company	2.7%
Grainger (W.W.), Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000189199
Shareholder Report [Line Items]
Fund Name	AAMA Income Fund
Trading Symbol	AMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AAMA Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502
Additional Information Phone Number	(800) 701-9502
Additional Information Website	https://www.aamafunds.com/prospectuses-and-reports.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Income Fund	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 127,152,648
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 381,458
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$127,152,648 Number of Portfolio Holdings17 Advisory Fee (net of waivers)$381,458 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	7.6%
Municipal Bonds	1.0%
U.S. Government Agencies	17.2%
U.S. Treasury Obligations	74.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Municipal Bonds	1.0%
Money Market Funds	7.6%
U.S. Government Agencies	17.1%
U.S. Treasury Obligations	73.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 4.625%, due 11/15/26	11.9%
Federal National Mortgage Association, 2.125%, due 04/24/26	9.0%
U.S. Treasury Bills, 3.600%, due 04/07/26	7.8%
U.S. Treasury Notes, 3.500%, due 11/30/30	7.8%
U.S. Treasury Bills, 3.594%, due 06/18/26	7.7%
U.S. Treasury Notes, 0.500%, due 04/30/27	7.6%
U.S. Treasury Notes, 1.125%, due 02/29/28	7.5%
Federal National Mortgage Association, 0.750%, due 10/08/27	4.4%
U.S. Treasury Notes, 3.875%, due 09/30/29	4.0%
U.S. Treasury Notes, 3.875%, due 07/15/28	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000041028
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Trading Symbol	IICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amffunds.com/html/materials.html. You can also request this information by contacting us at 1-800-247-9780
Additional Information Phone Number	1-800-247-9780
Additional Information Website	https://www.amffunds.com/html/materials.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Equity Fund - Class AMF	$86	1.62%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.62%
AssetsNet	$ 51,349,150
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 143,390
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,349,150 Number of Portfolio Holdings54 Advisory Fee (net of waivers)$143,390 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.6%
Materials	1.5%
Utilities	1.8%
Real Estate	2.2%
Energy	3.1%
Consumer Staples	5.0%
Consumer Discretionary	7.9%
Communication Services	8.7%
Industrials	8.8%
Health Care	10.0%
Financials	14.5%
Information Technology	32.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cummins, Inc.	4.1%
Alphabet, Inc. - Class A	4.0%
Mastercard, Inc. - Class A	3.9%
Apple, Inc.	3.8%
Microsoft Corporation	3.7%
Accenture plc - Class A	3.7%
HCA Healthcare, Inc.	3.6%
KLA Corporation	3.5%
Broadcom, Inc.	3.5%
NVIDIA Corporation	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.
C000072278
Shareholder Report [Line Items]
Fund Name	Large Cap Equity Fund
Trading Symbol	IICHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amffunds.com/html/materials.html. You can also request this information by contacting us at 1-800-247-9780
Additional Information Phone Number	1-800-247-9780
Additional Information Website	https://www.amffunds.com/html/materials.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Equity Fund - Class H	$80	1.51%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.51%
AssetsNet	$ 51,349,150
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 143,390
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,349,150 Number of Portfolio Holdings54 Advisory Fee (net of waivers)$143,390 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.6%
Materials	1.5%
Utilities	1.8%
Real Estate	2.2%
Energy	3.1%
Consumer Staples	5.0%
Consumer Discretionary	7.9%
Communication Services	8.7%
Industrials	8.8%
Health Care	10.0%
Financials	14.5%
Information Technology	32.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cummins, Inc.	4.1%
Alphabet, Inc. - Class A	4.0%
Mastercard, Inc. - Class A	3.9%
Apple, Inc.	3.8%
Microsoft Corporation	3.7%
Accenture plc - Class A	3.7%
HCA Healthcare, Inc.	3.6%
KLA Corporation	3.5%
Broadcom, Inc.	3.5%
NVIDIA Corporation	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.